Taxes payable - Schedule of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxes payable [abstract]
Income tax (IRPJ and CSLL)	R$ 55,794	R$ 2,181
Contributions over revenue (PIS and COFINS)	(23,502)	(26,613)
Withholding income tax	(12,021)	(6,130)
Taxes on services (ISS)	8,635	6,839
Withholding taxes from services taken	5,969	2,527
Social security levied on gross revenue (INSS)	503	221
Other taxes and contributions	411	429
Total taxes payable	R$ 106,835	R$ 44,940